Voya Securitized Credit Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.02%	1.40%	3.23%
Performance Inception Date		Aug. 03, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.08%	(0.05%)	1.45%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.94%	0.43%	1.68%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.46%	(0.59%)	1.00%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.11%	2.26%	3.82%
Performance Inception Date		Aug. 03, 2015
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.46%	(0.59%)	1.00%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.11%	2.24%	3.82%
Performance Inception Date		Jul. 31, 2020
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6 | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.46%	(0.59%)	1.00%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	2.17%	3.77%
Performance Inception Date		Aug. 01, 2017
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.46%	(0.59%)	1.00%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.